 Small Cap Growth Portfolio (formerly Small Cap Equity Portfolio)
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS October 31, 1997
--------------------------------------------------------------------------------

ISSUER                                                SHARES          VALUE
--------------------------------------------------------------------------------

 COMMON STOCKS--97.6%

COMMERCIAL SERVICES - 22.5%
Abacus Direct Corp.* ..........................        25,400       $   933,450
AHL Services Inc. .............................         8,160           145,860
Intelliquest Information Group* ...............        26,800           455,600
ITEQ Inc.* ....................................        39,430           492,875
Lamar Advertising Co.* ........................        34,980         1,184,947
Metro Networks Inc.* ..........................        17,910           555,210
NFO Research Inc.* ............................        56,580         1,018,440
Probusiness Services Inc.* ....................        17,800           356,000
Profit Recovery Group
 International* ...............................        34,300           535,938
Registry Inc.* ................................        21,260           882,290
Rental Services Corp.* ........................        42,730         1,143,028
Snyder Communications Inc.* ...................        48,400         1,427,800
Whittman-Hart Inc.* ...........................        33,980           985,420
Wilmar Industries Inc.* .......................        39,510         1,037,138
                                                                    -----------
                                                                     11,153,996
                                                                    -----------
COMMODITIES & PROCESSING - 3.7%
Om Group Inc. .................................        27,120         1,023,780
Synthetic Industries Inc.* ....................        28,290           792,120
                                                                    -----------
                                                                      1,815,900
                                                                    -----------
CONSUMER DURABLES - 1.4%
Tower Automotive* .............................        16,680           698,475
                                                                    -----------
CONSUMER NON-DURABLES - 5.0%
General Cigar Holdings Inc.* ..................        16,400           474,575
Performance Food Group Co.* ...................        38,200           706,700
Suiza Foods Corp.* ............................        25,400         1,279,525
                                                                    -----------
                                                                      2,460,800
                                                                    -----------
CONSUMER SERVICES - 11.0%
Central Parking Corp. .........................        22,200         1,212,675
Gray Communication Systems Inc. ...............        23,400           583,537
Heftel Broadcasting Corp.* ....................        18,340         1,219,610
Premier Parks Inc.* ...........................        30,330         1,213,200
Suburban Lodges America Inc.* .................        49,610         1,227,848
                                                                    -----------
                                                                      5,456,870
                                                                    -----------
ELECTRONICS/TECHNOLOGICAL SERVICES - 13.1%
Claremont Technology
 Group Inc.* ..................................        25,020           553,568
ETEC Systems Inc.* ............................        12,800           571,200
E Trade Group Inc.* ...........................        14,690           453,554
Harbinger Corp.* ..............................        17,200           511,700
Imnet Systems Inc.* ...........................        28,300           516,475
Inacom Corp.* .................................        15,150           466,809
Lernout and Hauspie Speech
 Products* ....................................        18,300           887,550
QAD Inc.* .....................................        46,400           655,400
Sipex Corp.* ..................................        23,660           777,823
Speedfam International Inc. ...................         7,800           289,575
Xionics Document Technologies* ................        53,450           815,113
                                                                    -----------
                                                                      6,498,767
                                                                    -----------
ENERGY/MINERAL - 7.1%
Dawson Production Services Inc.* ..............        27,600           669,300
Forcenergy Gas Exploration* ...................        31,270         1,020,184
Key Energy Group Inc.* ........................        24,700           774,962
Lomak Petroleum Inc. ..........................        57,340         1,064,374
                                                                    -----------
                                                                      3,528,820
                                                                    -----------
FINANCE - 10.3%
Allied Group ..................................        22,620         1,068,795
Executive Risk Inc. ...........................        18,030         1,187,726
Metris Companies Inc. .........................        21,430           905,417
Sirrom Capital Corp. ..........................        23,760         1,196,910
WestAmerica Bancorp ...........................         8,510           748,880
                                                                    -----------
                                                                      5,107,728
                                                                    -----------
HEALTH SERVICES/TECHNOLOGY - 11.5%
Concentrate Managed Care Inc.* ................        27,760           905,670
Henry Schein Inc.* ............................        29,080           956,005
Human Genome Sciences Inc.* ...................        23,480           962,680
Parexel International Corp.* ..................        32,900         1,188,512
Renal Treatment Centers* ......................        30,140         1,000,271
Viropharma Inc.* ..............................        30,600           673,200
                                                                    -----------
                                                                      5,686,338
                                                                    -----------
MISCELLANEOUS - 0.9%
American Disposal Services Inc. ...............        13,300           468,825
                                                                    -----------

PRODUCER MANUFACTURING - 3.0%
Hardinge Brothers Inc. ........................        31,100         1,061,287
Miller Industries Inc./Tenn.* .................        45,230           457,954
                                                                    -----------
                                                                      1,519,241
                                                                    -----------
RETAIL TRADE - 5.3%
CDW Computer Centers Inc.* ....................        15,590           966,580
Men's Wearhouse Inc.* .........................        24,260           940,075
Wholesale Foods Market Inc.* ..................        18,900           741,825
                                                                    -----------
                                                                      2,648,480
                                                                    -----------
TRANSPORTATION - 2.8%
Eagle USA Airfreight Inc.* ....................        30,790           931,397
Hub Group Inc.* ...............................        14,600           445,300
                                                                    -----------
                                                                      1,376,697
                                                                    -----------
TOTAL COMMON STOCK
 (Identified Cost $39,977,533) ..................................    48,420,937
                                                                    -----------
 SHORT-TERM--3.1%

State Street Bank Repurchase Agreement 4.00%
 due 11/03/97 proceeds at maturity
 $1,544,642 (collateralized by $1,580,000
 U.S. Treasury Note 5.25% due 1/31/01) ..........................     1,544,000
                                                                    -----------

TOTAL INVESTMENTS
 (Identified Cost $41,521,533) ................         100.7%       49,964,937
OTHER ASSETS
 LESS LIABILITIES .............................          (0.7)         (366,920)
                                                       ------       -----------
NET ASSETS ....................................         100.0%      $49,598,017
                                                       ======       ===========
* Non income producing securities.

See notes to financial statements

 Small Cap Growth Portfolio (formerly Small Cap Equity Portfolio)
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES October 31, 1997

ASSETS:
Investments at value (Note 1A) (Identified Cost, $41,521,533) ...  $49,964,937
Cash ............................................................          624
Receivable for securities sold ..................................       75,335
Dividend and interest receivable ................................       14,129
                                                                   -----------
 Total assets ...................................................   50,055,025
                                                                   -----------
LIABILITIES:
Payable for investments purchased ...............................      394,160
Payable to affiliates - Investment advisory fees (Note 2) .......       33,607
Accrued expenses and other liabilities ..........................       29,241
                                                                   -----------
 Total liabilities ..............................................      457,008
                                                                   -----------
NET ASSETS ......................................................  $49,598,017
                                                                   ===========
REPRESENTED BY:
Paid-in capital for beneficial interests ........................  $49,598,017
                                                                   ===========

 Small Cap Growth Portfolio (formerly Small Cap Equity Portfolio)
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS

                                                 TEN MONTHS ENDED    YEAR ENDED
                                                 OCTOBER 31, 1997   DECEMBER 31,
                                                    (NOTE 1F)           1996
                                                  --------------     -----------
INVESTMENT INCOME:
  Dividend income ..............................   $ 118,059          $ 75,339
  Interest income ..............................      64,937            73,749
                                                     -------           -------
                                                     182,996           149,088
                                                     -------           -------
EXPENSES:
Investment advisory fees (Note 2) ..............     284,285           147,259
Custodian fees .................................      58,867            31,705
Auditing fees ..................................      22,700            28,800
Administrative fees (Note 3) ...................      18,952             9,817
Legal fees .....................................       4,199             5,853
Trustee fees ...................................       1,847             5,001
Miscellaneous ..................................       1,538             2,022
                                                  ----------        ----------
  Total expenses ...............................     392,388           230,457
Less aggregate amount waived by Investment
   Adviser and Administrator (Notes 2 and 3) ...     (70,133)         (109,905)
                                                  ----------        ----------
  Net expenses .................................     322,255           120,552
                                                  ----------        ----------
  Net investment income/loss ...................   (139,259)            28,536
                                                  ----------        ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions .     785,204         1,063,995
  Net change in unrealized appreciation of
   investments .................................   6,200,702         1,516,882
                                                  ----------        ----------
 Net realized and unrealized gain on
   investments .................................   6,985,906         2,580,877
                                                  ----------        ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS ...................................  $6,846,647        $2,609,413
                                                  ==========        ==========
See notes to financial statements

 Small Cap Growth Portfolio (formerly Small Cap Equity Portfolio)
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      JUNE 21, 1995
                                                        TEN MONTHS ENDED                             (COMMENCEMENT
                                                        OCTOBER 31, 1997         YEAR ENDED         OF OPERATIONS) TO
                                                            (NOTE 1F)         DECEMBER 31, 1996     DECEMBER 31, 1995
                                                          -----------           -----------            ----------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss) ........................     $  (139,259)          $    28,536            $   16,583
Net realized gain on investment transactions ........         785,204             1,063,995               288,385
Net change in unrealized appreciation of investments        6,200,702             1,516,882               725,820
                                                          -----------           -----------            ----------
 Net increase in net assets resulting from operations       6,846,647             2,609,413             1,030,788
                                                          -----------           -----------            ----------

CAPITAL TRANSACTIONS:
Proceeds from contributions .........................      18,404,723            45,631,942             4,044,649
Value of withdrawals ................................     (22,795,675)           (6,088,455)              (86,015)
                                                          -----------           -----------            ----------
 Net increase (decrease) in net assets from
   capital transactions .............................      (4,390,952)           39,543,487             3,958,634
                                                          -----------           -----------            ----------
NET INCREASE IN NET ASSETS: .........................       2,455,695            42,152,900             4,989,422
NET ASSETS:
Beginning of period .................................      47,142,322             4,989,422                    --
                                                          -----------           -----------            ----------
End of period .......................................     $49,598,017           $47,142,322            $4,989,422
                                                          ===========           ===========            ==========

 Small Cap Growth Portfolio (formerly Small Cap Equity Portfolio)
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                                                                      JUNE 21, 1995
                                                         TEN MONTHS ENDED                             (COMMENCEMENT
                                                         OCTOBER 31, 1997         YEAR ENDED        OF OPERATIONS) TO
                                                             (NOTE 1F)        DECEMBER 31, 1996     DECEMBER 31, 1995
                                                          -----------           -----------            ----------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) .................   $49,598               $47,142                $4,989
Ratio of expenses to average net assets ...................     0.85%*                0.61%                    0%
Ratio of net investment income (loss) to average net assets   (0.37)%*                0.15%                 1.22%*
Portfolio turnover ........................................      108%                   89%                   41%
Average commission rate per share (A) .....................   $0.0460               $0.0467                   N/A

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees and assumed Portfolio expenses for the periods indicated and had expenses been limited to that required by certain state securities law for the period ended December 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets ............................     1.04%*                1.17%                 2.50%*
Net investment loss to average net assets .................   (0.56)%*              (0.41)%               (1.28)%*

(A) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995. * Annualized

See notes to financial statements

 Small Cap Growth Portfolio (formerly Small Cap Equity Portfolio) (See Note 7)
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
Small Cap Growth Portfolio (the "Portfolio"), (formerly Small Cap Equity Portfolio), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

E. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

F. CHANGE IN FISCAL YEAR END -- During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

G. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

(2) INVESTMENT ADVISORY FEES (SEE NOTE 7)
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $284,285 of which $57,125 was voluntarily waived for the ten months ended October 31, 1997. The investment advisory fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $18,952 of which $13,008, was voluntarily waived for the ten months ended October 31, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than short-term obligations, aggregated $48,193,730 and $53,039,703, respectively, for the ten months ended October 31, 1997.

(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1997, as computed on a federal income tax basis, are as follows:

         Aggregate cost ...........................      $41,521,533
                                                         ===========
         Gross unrealized appreciation ............      $ 9,809,981
         Gross unrealized depreciation ............       (1,366,577)
                                                         -----------
         Net unrealized appreciation ..............      $ 8,443,404
                                                         ===========

(6) LINE OF CREDIT
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the ten months ended October 31, 1997, the commitment fee allocated to the Portfolio was $187. Since the line of credit was established, there have been no borrowings.

(7) SUBSEQUENT EVENT
Effective November 1, 1997, the Portfolio changed its name from Small Cap Equity Portfolio to Small Cap Growth Portfolio. In addition, at a Special Meeting on October 24, 1997, the investors in the Portfolio approved a new Management Agreement, which became effective November 1, 1997. Under the new Management Agreement, Citibank will be responsible for the overall management of the Portfolio's business affairs, and will provide investment advisory as well as administrative services, including the provision of general office facilities and supervision of the overall administration of the Portfolio. The existing Investment Advisory and Administration Agreements have been terminated. For these services, the Portfolio will pay Citibank management fees equal to an annual rate of 0.75% of the Portfolio's average daily net assets.

--------------------------------------------------------------------------------
 Small Cap Growth Portfolio (formerly Small Cap Equity Portfolio)
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, SMALL CAP GROWTH PORTFOLIO:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small Cap Growth Portfolio (the "Portfolio", formerly Small Cap Equity Portfolio), a series of The Premium Portfolios, as at October 31, 1997, the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for our opinion.

    In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1997, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
December 10, 1997